Unaudited Interim Condensed Consolidated Statement of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Net cash provided by / (used in) operating activities
Net cash provided by operating activities	$ 400	$ 4,637
Cash flows from investing activities:
Vessels' improvements	(631)	(7)
Acquisition of a subsidiary, net of cash acquired	(4,151)	0
Proceeds from sale of vessel	16,000	0
Lease prepayments and other initial direct costs	0	(3,750)
Net cash provided by / (used in) investing activities	11,218	(3,757)
Cash flows from financing activities:
Payments for repurchase of common stock	0	(43)
Due to related parties	188	0
Proceeds from related party loan	2,000	0
Proceeds from long-term debt and other financial liabilities	0	13,800
Payments of related party loan	(2,000)	0
Payments of financing and stock issuance costs	(20)	(745)
Payments of finance lease liabilities	(996)	(1,917)
Dividends paid	(751)	(1,303)
Repayments of long-term debt and other financial liabilities	(13,353)	(17,437)
Net cash used in financing activities	(14,932)	(7,645)
Net decrease in cash and cash equivalents and restricted cash	(3,314)	(6,765)
Cash and cash equivalents and restricted cash at beginning of period	6,762	14,501
Cash and cash equivalents and restricted cash at end of period	3,448	7,736
Cash paid during the period for:
Interest paid	3,565	3,956
Noncash financing activities:
Dividends on common stock and participating non vested restricted stock awards declared but not paid	(92)	(676)
Financing and stock issuance stocks	$ 0	$ (45)